INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                 June 30, 2000
                                  (Unaudited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Offices: Austin, TX

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                             COMBINED BALANCE SHEET
                           Period Ended June 30, 2000
                                  (Unaudited)

ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS
Money Market
357,995 qualified shares                 (Cost $357,995)                $357,995
742,615 non-qualified shares             (Cost $742,615)                 742,615

High Yield Trust
9,398 qualified shares                   (Cost $166,393)                  91,155
166,684 non-qualified shares             (Cost $2,732,701)             1,616,837

Equity Income Fund
6,879 qualified shares                   (Cost $34,234)                   91,836
49,135 non-qualified shares              (Cost $581,569)                 655,956

Investors Trust
51,578 qualified shares                  (Cost $526,895)                 962,963
71,017 non-qualified shares              (Cost $677,004)               1,325,876

Income Fund
17,622 qualified shares                  (Cost $114,482)                 110,495
32,829 non-qualified shares              (Cost $158,602)                 205,840


PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market
5,617,440 non-qualified shares           (Cost $5,617,440)             5,617,440

Putnam Variable Trust Growth and Income
157,792 non-qualified shares             (Cost $2,909,922)             3,662,352

Putnam Variable Trust Income
(formerly U.S. Government and High Quality Bond
144,695 non-qualified shares             (Cost $1,890,983)             1,723,332
                                                                     ___________
Total Assets                                                        $ 17,164,692
                                                                      ==========

  The accompanying notes are an integral part of these financial statements.

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS
Money Market
110,283 qualified accumulation
units outstanding                         ($3.2461430  Per Unit)     $   357,995
226,451 non-qualified accumulation
units outstanding                         ($3.2793620  Per Unit)         742,615

High Yield Trust

14,216 qualified accumulation
units outstanding                        ($6.4121610  Per Unit)           91,155
264,169 non-qualified accumulation
units outstanding                        ($6.1204660  Per Unit)        1,616,837

Equity Income Fund

12,498 qualified accumulation
units outstanding                        ($7.3480790  Per Unit)           91,836
88,539 non-qualified accumulation
units outstanding                        ($7.4086630  Per Unit)          655,956

Investors Trust

54,352 qualified accumulation
units outstanding                        ($17.7171520  Per Unit)         962,963
81,271 non-qualified accumulation
units outstanding                        ($16.3142600  Per Unit)       1,325,876

Income Fund

19,435 qualified accumulation
units outstanding                        ($5.6853530  Per Unit)          110,495
37,794 non-qualified accumulation
units outstanding                        ($5.4463590  Per Unit)          205,840

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

2,079,174 non-qualified accumulation
units outstanding                        ($2.7017650  Per Unit)        5,617,440

Putnam Variable Trust Growth and Income

485,922 non-qualified accumulation
units outstanding                        ($7.5369140  Per Unit)        3,662,352

Putnam Variable Trust Income
(formerly U.S. Government and High Quality Bond)

478,431 non-qualified accumulation
units outstanding                        ($3.6020490  Per Unit)        1,723,332
                                                                     ___________
Contract Owners' Equity                                             $ 17,164,692
                                                                     ===========
   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                            Year Ended June 30, 2000
                                  (Unaudited)


PUTNAM DIVISIONS


                                                    Money Market   Money Market
                                                    Qualified      Non-Qualified
Investment Income:
Dividends                                           $   10,114     $      21,856

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                          1,721             3,722
                                                   ___________       ___________
Investment income - net                                  8,393            18,134

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions                      0                 0
                                                   ___________       ___________
Net realized gain (loss) on investments:
Proceeds from sale of shares                            55,225           112,640
Cost of shares sold                                     55,225           112,640
                                                   ___________       ___________
Net realized gain (loss) on investments                      0                 0
                                                   ___________       ___________
Net unrealized gain (loss) on investments                   93                58
                                                   ___________       ___________
Net realized and unrealized gain
(loss) on investments                                       93                58
                                                   ___________       ___________
Net Increase (Decrease) in Net Assets
from Investment Operations                         $     8,486       $    18,192
                                                   ===========       ===========


                                                 High Yield        High Yield
                                                 Trust             Trust
                                                 Qualified         Non-Qualified
Investment Income:
Dividends                                        $   5,324         $      96,499

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                        462                 8,384
                                                ___________           __________
Investment income - net                              4,862                88,115

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions                  0                     0
                                               ___________           ___________
Net realized gain (loss) on investments:
Proceeds from sale of shares                        31,362               303,091
Cost of shares sold                                 38,491               351,461
                                               ___________           ___________
Net realized gain (loss) on investments            (7,129)              (48,370)
                                               ___________           ___________
Net unrealized gain (loss) on investments              942              (65,084)
                                               ___________           ___________
Net realized and unrealized gain
(loss) on investments                              (6,187)             (113,454)
                                               ___________           ___________
Net Increase (Decrease) in Net Assets
from Investment Operations                     $   (1,325)           $  (25,339)
                                               ===========           ===========

   The accompanying notes are an integral part of these financial statements

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                            Year Ended June 30, 2000
                                   (Unaudited)

                                                 Equity            Equity
                                                 Income            Income
                                                 Qualified         Non-Qualified
Investment Income:
Dividends                                      $       913         $       6,849

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                        443                 3,272
                                               ___________           ___________
Investment income - net                                470                 3,577

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions                  0                     0
                                               ___________           ___________
Net realized gain (loss) on investments:
Proceeds from sale of shares                         3,229                76,191
Cost of shares sold                                  3,233                78,161
                                               ___________           ___________
Net realized gain (loss) on investments                (4)               (1,970)
                                               ___________           ___________
Net unrealized gain (loss) on investments          (4,077)              (28,710)
                                               ___________           ___________
Net realized and unrealized gain
(loss) on investments                              (4,081)              (30,680)
                                               ___________           ___________
Net Increase (Decrease) in Net Assets
from Investment Operations                     $   (3,611)           $  (27,103)
                                               ===========           ===========


                                                 Investors         Investors
                                                 Trust             Trust
                                                 Qualified         Non-Qualified
Investment Income:
Dividends                                      $         0          $          0

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                      4,593                 6,837
                                               ___________           ___________
Investment income - net                            (4,593)               (6,837)

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions                  0                     0
                                               ___________           ___________
Net realized gain (loss) on investments:
Proceeds from sale of shares                        94,042               287,749
Cost of shares sold                                 73,828               156,590
                                               ___________           ___________
Net realized gain (loss) on investments             20,214               131,159
                                               ___________           ___________
Net unrealized gain (loss) on investments         (47,261)             (156,157)
                                               ___________           ___________
Net realized and unrealized gain
(loss) on investments                             (27,047)              (24,998)
                                               ___________           ___________
Net Increase (Decrease) in Net Assets
from Investment Operations                    $   (31,640)          $   (31,835)
                                               ===========           ===========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                            Year Ended June 30, 2000
                                  (Unaudited)


                                                 Income            Income
                                                 Fund              Fund
                                                 Qualified         Non-Qualified
Investment Income:
Dividends                                      $     4,772           $     7,281

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                        649                 1,041
                                               ___________           ___________
Investment income - net                              4,123                 6,240

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized capital gain distributions                  0                     0
                                               ___________           ___________
Net realized gain (loss) on investments:
Proceeds from sale of shares                        96,117                46,624
Cost of shares sold                                 95,995                46,258
                                               ___________           ___________
Net realized gain (loss) on investments                122                   366
                                               ___________           ___________
Net unrealized gain (loss) on investments          (2,579)               (3,264)
                                               ___________           ___________
Net realized and unrealized gain
(loss) on investments                              (2,457)               (2,898)
                                               ___________           ___________
Net Increase (Decrease) in Net Assets
from Investment Operations                   $       1,666           $     3,342
                                              ============           ===========


PUTNAM VARIABLE TRUST DIVISIONS
                                                                  Putnam
                                                                  Variable Trust
                                                                  Money
                                                                  Market
                                                                  Non-Qualified
Investment Income:
Dividends                                                          $     176,757

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)                30,105
                                                                   _____________
Investment income - net                                                  146,652

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                                        0
                                                                  ______________
Net realized gain (loss) on investments:
Proceeds from sale of shares                                           1,315,109
Cost of shares sold                                                    1,315,109
                                                                  ______________
Net realized gain (loss) on investments                                        0
                                                                  ______________
Net unrealized gain (loss) on investments                                  (680)
                                                                  ______________
Net realized and unrealized gain (loss) on investments                     (680)
                                                                  ______________
Net Increase (Decrease) in Net Assets
from Investment Operations                                        $      145,972
                                                                   =============
   The accompanying notes are an integral part of these financial statements

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                            Year Ended June 30, 2000
                                  (Unaudited)

PUTNAM VARIABLE TRUST DIVISIONS                                  Putnam Variable
                                                                 Trust  Growth
                                                                 and Income
                                                                 Non-Qualified
Investment Income:
Dividends                                                         $      136,591

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)                18,878
                                                                   _____________
Investment income - net                                                  117,713

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                                  306,784
                                                                  ______________
Net realized gain (loss) on investments:
Proceeds from sale of shares                                             707,522
Cost of shares sold                                                      717,720
                                                                  ______________
Net realized gain (loss) on investments                                 (10,198)
                                                                  ______________
Net unrealized gain (loss) on investments                              (552,769)
                                                                  ______________
Net realized and unrealized gain (loss) on investments                 (256,183)
                                                                  ______________
Net Increase (Decrease) in Net Assets
from Investment Operations                                        $    (138,470)
                                                                   =============


                                                           Putnam Variable
                                                           Trust Income Fund
                                                           (formerly U.S. Govmnt
                                                           & High Quality Bond)
                                                           Non-Qualified
Investment Income:
Dividends                                                         $      118,174

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)                 8,173
                                                                  ______________
Investment income - net                                                  110,001

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions                                        0
                                                                  ______________
Net realized gain (loss) on investments:
Proceeds from sale of shares                                             120,304
Cost of shares sold                                                      121,108
                                                                  ______________
Net realized gain (loss) on investments                                    (804)
                                                                  ______________
Net unrealized gain (loss) on investments                               (83,326)
                                                                  ______________
Net realized and unrealized gain (loss) on investments                  (84,130)
                                                                  ______________
Net Increase (Decrease) in Net Assets
from Investment Operations                                        $       25,871
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)

PUTNAM DIVISIONS

                                                  Money Market     Money Market
                                                  Qualified        Non-Qualified
Investment Operations:
Investment income-net                             $     8,393       $     18,134
Realized capital gain distributions                         0                  0
Net realized gain (loss) on investments                     0                  0
Net unrealized gain (loss) on investments                  93                 58
                                                    _________          _________
Net increase (decrease) in net
assets from investment operations                       8,486             18,192
                                                    _________          _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                   0                  0
Net contract surrenders and
transfers out (Note 3)                               (19,370)           (95,815)
Benefit payments to annuitants                              0           (12,915)
                                                    _________          _________
Net increase (decrease) from
accumulation unit transactions                       (19,370)          (108,730)
                                                    _________          _________
Net Increase (Decrease) in Net Assets                (10,884)           (90,538)

Net Assets:
Net assets at December 31, 1999                       368,879            833,153
                                                    _________          _________
Net assets at June 30, 2000                       $   357,995         $  742,615
                                                   ==========          =========

Twelve Months Ended December 31, 1999


PUTNAM

                                                    Money Market   Money Market
                                                    Qualified      Non-Qualified
Investment Operations:
Investment income-net                               $    14,924     $     34,443
Realized capital gain distributions                           0                0
Net realized gain (loss) on investments                       0                0
Net unrealized gain (loss) on investments                     0                0
                                                      _________        _________
Net increase (decrease) in net
assets from investment operations                        14,924           34,443
                                                      _________        _________

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                         0                0
Net contract surrenders and
transfers out (Note 3)                                 (56,763)        (260,275)
Benefit payments to annuitants                                0         (20,111)
                                                      _________        _________
Net increase (Decrease) from
accumulation unit transactions                         (56,763)        (280,386)
                                                      _________        _________
Net Increase (Decrease) in Net Assets                  (41,839)        (245,943)

Net Assets:
Net assets at December 31, 1998                         410,718        1,079,096
                                                      _________        _________
Net assets at December 31, 1999                     $   368,879       $  833,153
                                                     ==========        =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)

PUTNMAN DIVISIONS                                 High Yield       High Yield
                                                  Trust            Trust
                                                  Qualified        Non-Qualified
Investment Operations:
Investment income-net                            $    4,862          $    88,115
Realized capital gain distributions                       0                    0
Net realized gain (loss) on investments             (7,129)             (48,370)
Net unrealized gain (loss) on investments               942             (65,084)
                                                  _________            _________
Net increase (decrease) in net assets
from investment operations                          (1,325)             (25,339)
                                                  _________            _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                 0                    0
Net contract surrenders
and transfers out (Note 3)                         (15,303)            (292,671)
Benefit payments to annuitants                      (1,617)              (1,676)
                                                  _________            _________
Net increase (decrease) from
accumulation unit transactions                     (16,920)            (294,347)
                                                  _________            _________
Net Increase (Decrease) in Net Assets              (18,245)            (319,686)

Net Assets:
Net assets at December 31, 1999                     109,400            1,936,523
                                                  _________            _________
Net assets at June 30, 2000                      $   91,155           $1,616,837
                                                  =========            =========

Twelve Months Ended December 31, 1999


PUTNAM
                                                 High Yield        High Yield
                                                 Trust             Trust
                                                 Qualified         Non-Qualified
Investment Operations:
Investment income-net                            $   17,308           $  191,420
Realized capital gain distributions                       0                    0
Net realized gain (loss) on investments            (45,234)                (540)
Net unrealized gain (loss) on investments            38,290             (86,215)
                                                  _________            _________
Net increase (decrease) in net
assets from investment operations                    10,364              104,665
                                                  _________            _________

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                     0                    0
Net contract surrenders and
transfers out (Note 3)                            (113,675)            (119,447)
Benefit payments to annuitants                      (3,632)              (2,353)
                                                  _________            _________
Net increase (Decrease) from
accumulation unit transactions                    (117,307)            (121,800)
                                                  _________            _________
Net Increase (Decrease) in Net Assets             (106,943)             (17,135)

Net Assets:
Net assets at December 31, 1998                     216,343            1,953,658
                                                  _________            _________
Net assets at December 31, 1999                   $ 109,400           $1,936,523
                                                  =========            =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                   (Unaudited)


PUTNAM DIVISIONS                               Equity              Equity
                                               Income              Income
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                          $     470               $   3,577
Realized capital gain distributions                    0                       0
Net realized gain (loss) on investments              (4)                 (1,970)
Net unrealized gain (loss) on investments        (4,077)                (28,710)
                                               _________               _________
Net increase (decrease) in net
assets from investment operations                (3,611)                (27,103)
                                               _________               _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              0                       0
Net contract surrenders
and transfers out (Note 3)                          (77)                (72,919)
Benefit payments to annuitants                   (2,709)                       0
                                               _________               _________
Net increase (decrease) from
accumulation unit transactions                    (2,786)               (72,919)
                                                _________              _________
Net Increase (Decrease) in Net Assets             (6,397)              (100,022)

Net Assets:
Net assets at December 31, 1999                    98,233                755,978
                                                _________              _________
Net assets at June 30, 2000                    $   91,836             $  655,956
                                                =========              =========


Twelve Months Ended December 31, 1999


PUTNAM
                                               Equity              Equity
                                               Income              Income
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                          $   3,300               $  25,495
Realized capital gain distributions                7,090                  54,582
Net realized gain (loss) on investments              341                   1,860
Net unrealized gain (loss) on investments        (10,368)               (79,519)
                                                _________              _________

Net increase (decrease) in net
assets from investment operations                    363                   2,418
                                                _________              _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              0                       0
Net contract surrenders
and transfers out (Note 3)                          (40)                (33,041)
Benefit payments to annuitants                   (6,025)                       0
                                               _________               _________
Net increase (Decrease) from
accumulation unit transactions                   (6,065)                (33,041)
                                               _________               _________
Net Increase (Decrease) in Net Assets            (5,702)                (30,623)

Net Assets:
Net assets at December 31, 1998                  103,935                 786,601
                                               _________               _________
Net assets at December 31, 1999               $   98,233               $ 755,978
                                              ==========               =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)


PUTNAM DIVISION                                Investors           Investors
                                               Trust               Trust
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                           $ (4,593)             $  (6,837)
Realized capital gain distributions                     0                      0
Net realized gain (loss) on investments            20,214                131,159
Net unrealized gain (loss) on investments        (47,261)              (156,157)
                                                _________              _________
Net increase (decrease) in net
assets from investment operations                (31,640)               (31,835)
                                                _________              _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               0                      0
Net contract surrenders
and transfers out (Note 3)                       (42,840)              (261,774)
Benefit payments to annuitants                    (6,556)                (4,950)
                                                _________              _________
Net increase (decrease)
from accumulation unit transactions              (49,396)              (266,724)
                                                _________              _________
Net Increase (Decrease) in Net Assets            (81,036)              (298,559)

Net Assets:
Net assets at December 31, 1999                 1,043,999              1,624,435
                                                _________              _________
Net assets at June 30, 2000                    $  962,963            $ 1,325,876
                                                =========             ==========


Twelve Months Ended December 31, 1999

PUTNAM

                                               Investors           Investors
                                               Trust               Trust
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                          $  (8,982)            $  (13,796)
Realized capital gain distributions                 6,942                 10,791
Net realized gain (loss) on investments            96,279                129,020
Net unrealized gain (loss) on investments         147,100                261,074
                                                _________              _________
Net increase (decrease) in net
assets from investment operations                 241,339                387,089
                                                _________              _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               0                      0
Net contract surrenders
and transfers out (Note 3)                      (289,126)              (313,529)
Benefit payments to annuitants                   (12,000)                (5,814)
                                                _________              _________
Net increase (Decrease) from
accumulation unit transactions                  (301,126)              (319,343)
                                                _________              _________
Net Increase (Decrease) in Net Assets            (59,787)                 67,746

Net Assets:
Net assets at December 31, 1998                 1,103,786              1,556,689
                                                _________              _________
Net assets at December 31, 1999                $1,043,999             $1,624,435
                                                =========              =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)

PUTNAM DIVISION                                Variable Trust      Variable
                                               Income              Income
                                               Fund                Fund
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                          $   4,123               $   6,240
Realized capital gain distributions                    0                       0
Net realized gain (loss) on investments              122                     366
Net unrealized gain (loss) on investments        (2,579)                 (3,264)
                                               _________               _________
Net increase (decrease) in net
assets from investment operations                  1,666                   3,342
                                               _________               _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              0                       0
Net contract surrenders
and transfers out (Note 3)                      (95,468)                (45,299)
Benefit payments to annuitants                         0                   (285)
                                               _________               _________
Net increase (decrease) from
accumulation unit transactions                  (95,468)                (45,584)
                                               _________               _________
Net Increase (Decrease) in Net Assets           (93,802)                (42,242)

Net Assets:
Net assets at December 31, 1999                  204,297                 248,082
                                               _________               _________
Net assets at June 30, 2000                    $ 110,495               $ 205,840
                                               =========               =========


Twelve Months Ended December 31, 1999

PUTNAM

                                               Income              Income
                                               Fund                Fund
                                               Qualified           Non-Qualified
Investment Operations:
Investment income-net                          $  12,791               $  14,836
Realized capital gain distributions                    0                       0
Net realized gain (loss) on investments          (1,296)                   2,333
Net unrealized gain (loss) on investments       (18,582)                (25,745)
                                               _________               _________
Net increase (decrease) in net
assets from investment operations                (7,087)                 (8,576)
                                               _________               _________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              0                       0
Net contract surrenders
and transfers out (Note 3)                      (82,127)                (68,196)
Benefit payments to annuitants                         0                   (602)
                                                _________              _________
Net increase (Decrease) from
accumulation unit transactions                  (82,127)                (68,798)
                                                _________              _________
Net Increase (Decrease) in Net Assets           (89,214)                (77,374)

Net Assets:
Net assets at December 31, 1998                  293,511                 325,456
                                                _________              _________
Net assets at December 31, 1999                $ 204,297               $ 248,082
                                                =========              =========

  The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)

PUTNAM VARIABLE TRUST DIVISIONS
                                                                  Putnam
                                                                  Variable Trust
                                                                  Money
                                                                  Market
                                                                  Non-Qualified
Investment Operations:
Investment income-net                                                  $ 146,652
Realized capital gain distributions                                            0
Net realized gain (loss) on investments                                        0
Net unrealized gain (loss) on investments                                  (680)
                                                                       _________
Net increase (decrease) in net assets from investment operations         145,972
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                     88,240
Net contract surrenders and transfers out (Note 3)                   (1,094,634)
Benefit payments to annuitants                                          (52,478)
                                                                       _________
Net increase (decrease) from accumulation unit transactions          (1,058,872)
                                                                       _________
Net Increase (Decrease) in Net Assets                                  (912,900)

Net Assets:
Net assets at December 31, 1999                                        6,530,340
                                                                       _________
Net assets at June 30, 2000                                          $ 5,617,440
                                                                       =========


Twelve Months Ended December 31, 1999



                                                                  Putnam
                                                                  Variable Trust
                                                                  Money
                                                                  Market
                                                                  Non-Qualified
Investment Operations:
Investment income-net                                                 $  264,015
Realized capital gain distributions                                            0
Net realized gain (loss) on investments                                        0
Net unrealized gain (loss) on investments                                      0
                                                                       _________
Net increase (decrease) in net assets
from investment operations                                               264,015
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                          0
Net contract surrenders and transfers out (Note 3)                     (959,586)
Benefit payments to annuitants                                          (38,758)
                                                                       _________
Net increase (Decrease) from accumulation unit transactions            (998,344)
                                                                       _________
Net Increase (Decrease) in Net Assets                                  (734,329)

Net Assets:
Net assets at December 31, 1998                                        7,264,669
                                                                       _________
Net assets at December 31, 1999                                      $ 6,530,340
                                                                       =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                                  (Unaudited)
                                                                 Putnam Variable
                                                                 Trust  Growth
                                                                 and Income
                                                                 Non-Qualified
Investment Operations:
Investment income-net                                                $   117,713
Realized capital gain distributions                                      306,784
Net realized gain (loss) on investments                                 (10,198)
Net unrealized gain (loss) on investments                              (552,769)
                                                                       _________
Net increase (decrease) in net
assets from investment operations                                      (138,470)
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                          0
Net contract surrenders and transfers out (Note 3)                     (508,895)
Benefit payments to annuitants                                           (7,181)
                                                                       _________
Net increase (decrease) from accumulation unit transactions            (516,076)
                                                                       _________
Net Increase (Decrease) in Net Assets                                  (654,546)

Net Assets:
Net assets at December 31, 1999                                        4,316,898
                                                                       _________
Net assets at June 30, 2000                                          $ 3,662,352
                                                                       =========

Twelve Months Ended December 31, 1999



                                                                 Putnam Variable
                                                                 Trust  Growth
                                                                 and Income
                                                                 Non-Qualified
Investment Operations:
Investment income-net                                                 $   67,249
Realized capital gain distributions                                      259,426
Net realized gain (loss) on investments                                   28,616
Net unrealized gain (loss) on investments                              (339,821)
                                                                       _________
Net increase (decrease) in net
assets from investment operations                                         15,470
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                    286,339
Net contract surrenders and transfers out (Note 3)                     (595,190)
Benefit payments to annuitants                                          (15,627)
                                                                       _________
Net increase (Decrease) from accumulation unit transactions            (324,478)
                                                                       _________
Net Increase (Decrease) in Net Assets                                  (309,008)

Net Assets:
Net assets at December 31, 1998                                        4,625,906
                                                                       _________
Net assets at December 31, 1999                                      $ 4,316,898
                                                                       =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         FOR PERIOD ENDED JUNE 30, 2000
                           (Unaudited) Putnam Variable
                                                            Trust Income Fund
                                                           (formerly U.S. Govmnt
                                                            & High Quality Bond)
                                                            Non-Qualified
Investment Operations:
Investment income-net                                                  $ 110,001
Realized capital gain distributions                                            0
Net realized gain (loss) on investments                                    (804)
Net unrealized gain (loss) on investments                               (83,326)
                                                                       _________
Net increase (decrease) in net
assets from investment operations                                         25,871
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                          0
Net contract surrenders and transfers out (Note 3)                      (76,579)
Benefit payments to annuitants                                              (22)
                                                                       _________
Net increase (decrease) from accumulation unit transactions             (76,601)
                                                                       _________
Net Increase (Decrease) in Net Assets                                   (50,730)

Net Assets:
Net assets at December 31, 1999                                        1,774,062
                                                                       _________
Net assets at June 30, 2000                                          $ 1,723,332
                                                                       =========


Twelve Months Ended December 31, 1999



                                                                 Putnam Variable
                                                                 Trust U.S.
                                                                 Govmt and High
                                                                 Quality Bond
                                                                 Non-Qualified
Investment Operations:
Investment income-net                                                 $  100,707
Realized capital gain distributions                                       10,374
Net realized gain (loss) on investments                                    3,299
Net unrealized gain (loss) on investments                              (171,035)
                                                                       _________
Net increase (decrease) in net
assets from investment operations                                       (56,655)
                                                                       _________

Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)                     22,911
Net contract surrenders and transfers out (Note 3)                      (88,480)
Benefit payments to annuitants                                          (19,282)
                                                                       _________
Net increase (Decrease) from accumulation unit transactions             (84,851)
                                                                       _________
Net Increase (Decrease) in Net Assets                                  (141,506)

Net Assets:
Net assets at December 31, 1998                                        1,915,568
                                                                       _________
Net assets at December 31, 1999                                      $ 1,774,062
                                                                       =========

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2000



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund) and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions. Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the six-month period June 30, 2000 was $88,240. Payments for the six-month period June 30, 2000 were $2,621,615 with respect to contract surrender benefits and $90,389 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b). As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.


Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7.  Accumulation Units Transactions

For the Period Ended June 30, 2000

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six-month period ended June 30, 2000 and units outstanding at June 30, 2000 were as follows:
 .

                                                         PUTNAM DIVISIONS

                                                    Money Market   Money Market
                                                    Qualified      Non-Qualified


Units outstanding at December 31, 1999                  116,281          259,973

Units purchased and transfers in                              0                0

Benefits, surrenders and transfers out                  (5,998)         (33,522)
                                                        ________________________
Units outstanding at June 30, 2000                      110,283          226,451
                                                        ========================



                                                      High Yield   High Yield
                                                      Trust        Trust
                                                      Qualified    Non-Qualified


Units outstanding at December 31, 1999                    16,803         311,626

Units purchased and transfers in                               0               0

Benefits, surrenders and transfers out                   (2,587)        (47,457)
                                                         _______________________
Units outstanding at June 30, 2000                        14,216         264,169
                                                         =======================




                                                      Equity       Equity
                                                      Income       Income
                                                      Qualified    Non-Qualified


Units outstanding at December 31, 1999                   12,870           98,218

Units purchased and transfers in                              0                0

Benefits, surrenders and transfers out                    (372)          (9,679)
                                                         _______________________
Units outstanding at June 30, 2000                       12,498           88,539
                                                         =======================



                                                      Investors    Investors
                                                      Trust        Trust
                                                      Qualified    Non-Qualified


Units outstanding at December 31, 1999                   57,179           96,764

Units purchased and transfers in                              0                0

Benefits, surrenders and transfers out                  (2,827)         (15,493)
                                                        ________________________
Units outstanding at June 30, 2000                       54,352           81,271
                                                      ========================


                                                      Income       Income
                                                      Fund         Fund
                                                      Qualified    Non-Qualified


Units outstanding at December 31, 1999                36,458              46,215

Units purchased and transfers in                           0                   0

Benefits, surrenders and transfers out              (17,023)             (8,421)
                                                    ____________________________
Units outstanding at June 30, 2000                    19,435              37,794
                                                    ============================

                                                 PUTNAM VARIABLE TRUST DIVISIONS

                                                                 Putnam Variable
                                                                 Trust Income
                                                 Putnam          Fund (formerly
                                 Variable        Variable        U.S. Govmnt
                                 Money           Trust Growth    & High Quality
                                 Market          and Income      Bond)
                                 Non-Qualified   Non-Qualified   Non-Qualified


Units outstanding
at December 31, 1999                 2,473,443         553,365           500,055

Units purchased
and transfers in                        32,946               0                 0

Benefits, surrenders
and transfers out                    (427,215)        (67,443)          (21,624)
                                  ____________      __________         _________
Units outstanding
at June 30, 2000                     2,079,174         485,922           478,431
                                  ============      ==========         =========

The accumulation units for ten of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2000 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                     Accumulation      Aggregate
                                                     Units             Value


Money Market Non-Qualified
formerly Daily Dividend Trust)                           110,119        $361,120

High Yield Trust Qualified                                 4,817         $30,887
High Yield Trust Non-Qualified                             6,722         $41,142
Equity Income Fund Qualified                               7,689         $56,499
Investors Trust Qualified                                  8,751        $155,043
Investors Trust Non-Qualified                              6,087         $99,305
Income Fund Non-Qualified                                  1,310          $7,135
Putnam Variable Trust Money Market, Non-Qualified        162,018        $437,735
Putnam Variable Trust Growth and Income,
Non-Qualified                                             21,379        $161,132

Putnam Variable Trust U.S. Government
and High Quality Bond, Non-Qualified                      67,767        $244,100


                                                    Monthly           Annuity
                                                    Annuity Units     Unit Value


Money Market Non-Qualified
(formerly Daily Dividend Trust)                             1,980     $1.1287168

High Yield Trust Qualified                                    255     $3.2668827
High Yield Trust Non-Qualified                                136     $3.2221120
Equity Income Fund Qualified                                  172     $3.0021370
Investors Trust Qualified                                     312     $6.0387718
Investors Trust Non-Qualified                                 217     $3.4586787
Income Fund Non-Qualified                                      23     $3.0235727
Putnam Variable Trust Money Market, Non-Qualified           3,647     $1.3119642
Putnam Variable Trust Growth and Income,
Non-Qualified                                                 505     $2.8769315
Putnam Variable Trust U.S. Government
and High Quality Bond, Non-Qualified                          1,165   $1.7107700